Other general administrative expenses - Schedule of detail of other general administrative expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Selling, general and administrative expense [abstract]
Technology and systems	€ 2,622	€ 2,471	€ 2,473
Property, fixtures and supplies (note 2.k)	846	818	804
Technical reports	737	809	785
Advertising	540	603	559
Taxes other than income tax	556	570	559
Communications	404	414	410
Surveillance and cash courier services	345	337	336
Per diems and travel expenses	239	218	163
Insurance premiums	102	95	108
Other administrative expenses	2,021	2,180	2,174
Other general administrative expenses	€ 8,412	€ 8,515	€ 8,371